Inventory (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory Details
Raw materials	$ 750,904	$ 594,205
Work in Progress	95,168	72,093
Finished goods	285,502	216,281
Inventory	$ 1,131,574	$ 882,579